SCHEDULE OF DUE FROM A RELATED PARTY (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Related Party Transaction [Line Items]
Due from related party	$ 43,395	$ 112,281
181 Degree Holding Sdn Bhd [Member]
Related Party Transaction [Line Items]
Due from related party	21
Chan Foong Ming [Member]
Related Party Transaction [Line Items]
Due from related party		1,094
Chan Chee Hong [Member]
Related Party Transaction [Line Items]
Due from related party		45,000
Infinity Elements Sdn Bhd [Member]
Related Party Transaction [Line Items]
Due from related party	$ 43,374	$ 66,187